Bank Indebtedness - Schedule of Bank Indebtedness (Detail) - IRD, iCOMS and VIZIYA Acquisition [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short Term Debt [Line Items]
Bank indebtedness	$ 2,598	$ 3,568
HSBC Bank Canada - Borrowing in Canadian dollars with interest at bank prime plus 1.5% (effective rate at December 31, 2018 of 5.5% (2017 - 4.7%)) [Member]
Short Term Debt [Line Items]
Bank indebtedness	1,450	1,723
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$32 with interest at bank prime plus 0.5% (effective rate at December 31, 2018 of 4.5% (2017 - 3.7%)). Due September 30, 2021 [Member]
Short Term Debt [Line Items]
Bank indebtedness	260	410
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$75 with interest at bank prime plus 0.5% (effective rate at December 31, 2018 of 4.5% (2017 - 3.7%)). Due May 31, 2022 [Member]
Short Term Debt [Line Items]
Bank indebtedness	771	1,076
TD Canada Trust - Borrowing in Canadian dollars with interest at bank prime plus 2.0% (effective rate at December 31, 2018 of 6.0% (2017- 5.2%) [Member]
Short Term Debt [Line Items]
Bank indebtedness	2	329
ING Bank, Euro revolving credit facility, interest at 3 month Euribor rate plus 2.4% (effective rate at December 31, 2018 of 2.1% (2017- 2.3%) [Member]
Short Term Debt [Line Items]
Bank indebtedness	$ 115	$ 30